Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 4,570,000	$ 3,222,000
2016	2,283,000	1,427,000
2017	822,000	466,000
2018	575,000	466,000
2019	460,000	433,000
2020	430,000	430,000
Thereafter	0	0
Management Fees [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,620,000	1,800,000
2016	180,000	360,000
2017	360,000	360,000
2018	360,000	360,000
2019	360,000	360,000
2020	360,000	360,000
Thereafter	0	0
Clinical research and trial obligations [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total		329,000
2016		329,000
2017		0
2018		0
2019		0
2020		0
Thereafter		0
Manufacturing Agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,000,000	133,000
2016	1,000,000	133,000
2017	0	0
2018	0	0
2019	0	0
2020	0	0
Thereafter	0	0
Office Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	385,000	110,000
2016	68,000	35,000
2017	142,000	36,000
2018	145,000	36,000
2019	30,000	3,000
2020	0	0
Thereafter	0	0
Sponsored research agreement with related party [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	315,000	350,000
2016	35,000	70,000
2017	70,000	70,000
2018	70,000	70,000
2019	70,000	70,000
2020	70,000	70,000
Thereafter	0	0
ProstaScint Inventory Transfer [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total		500,000
2016		500,000
2017		0
2018		0
2019		0
2020		0
Thereafter		$ 0
Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,250,000
2016	1,000,000
2017	250,000
2018	0
2019	0
2020	0
Thereafter	$ 0